Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Current assets:
Cash	$ 959,309	$ 2,180,329
Inventory, net	967,993	346,647
Prepaid expenses and other current assets	215,673	362,705
Total current assets	2,142,975	2,889,681
Long-term assets:
Property and equipment, net	4,552	9,023
Other assets	3,500	3,500
Total long-term assets	8,052	12,523
Total assets	2,151,027	2,902,204
Current liabilities:
Accounts payable	342,050	533,555
Accrued expenses and other liabilities	266,749	180,256
Current portion of PPP Loan	37,442	0
Total current liabilities	646,241	713,811
Long-term liabilities:
Long-term portion of PPP loan	138,858	0
Promissory convertible debt	550,000	0
Derivative liability	2,316,419	2,995,690
Total long-term liabilities	3,005,277	2,995,690
Total liabilities	3,651,518	3,709,501
Commitments and contingencies (Note 16)
Stockholders' deficit:
Common stock, $0.001 par value, 800,000,000 and 300,000,000 shares authorized as of September 30, 2020 and 2019, respectively, 193,044,766 and 173,577,233 shares issued and outstanding as of September 30, 2020 and September 30, 2019, respectively	193,045	172,612
Additional paid-in capital	41,862,901	37,885,151
Accumulated deficit	(43,556,437)	(38,865,060)
Total stockholders' deficit	(1,500,491)	(807,297)
Total liabilities and stockholders' equity (deficit)	$ 2,151,027	$ 2,902,204